Payments, by Category - 12 months ended Jun. 30, 2025 $ in Millions	USD ($) [1]
Payments:
Taxes	$ 7,266.5
Royalties	2,617.1
Fees	43.0
Infrastructure	11.7
Total Payments	9,938.3
Corporate income tax	6,003.6
Royalty-related income tax	1,262.9
Other payments	424.3
Total payments to governments	$ 10,362.7

[1]	Figures are rounded to the nearest decimal point. As a result, there may be discrepancies in the subtotals or totals due to rounding.